Shareholders' Deficit - Armada - Annual	6 Months Ended
Jun. 30, 2026
Class of Stock [Line Items]
Shareholders' Deficit	Stockholder’s Equity
Evernorth is a corporation with authorized common stock of 1,000 shares, par value $0.001 per share, where 1 share is issued at par and outstanding and held by Ripple. As of December 31, 2025, no other classes of equity securities were issued or outstanding.
No dividends or distributions were declared or paid by the Company during the periods presented.
Stockholder’s Equity
Evernorth is a corporation with authorized common stock of 1,000 shares, par value $0.001 per share, where 1 share is issued at par and outstanding and held by Ripple. As of June 30, 2026, no other classes of equity securities were issued or outstanding.
No dividends or distributions were declared or paid by the Company during the periods presented.

Armada Acquisition Corp. II
Class of Stock [Line Items]
Shareholders' Deficit	SHAREHOLDERS’ DEFICIT
Preferred Shares
The Company is authorized to issue 1,000,000 shares of preferred shares with such designations, voting and other rights and preferences as may be determined from time to time by the Board of Directors. As of September 30, 2025, there were no preferred shares issued and outstanding.
Class A Ordinary Shares
The Company is authorized to issue 200,000,000 Class A ordinary shares with a par value of $0.0001 per share. As of September 30, 2025, there were 710,000 ordinary shares issued or outstanding, excluding 23,000,000 Class A ordinary shares subject to possible redemption, as described above in Note 2 – Class A Ordinary Shares Subject to Possible Redemption. All Class A shares are entitled to one vote per share.
Class B Ordinary Shares
The Company is authorized to issue 20,000,000 Class B ordinary shares with a par value of $0.0001 per share. At September 30, 2025, there were 7,880,000 Class B ordinary shares issued and outstanding. All Class B shares are entitled to one vote per share.
SHAREHOLDERS’ DEFICIT
Preferred Shares
The Company is authorized to issue 1,000,000 shares of preferred shares with a par value of $0.0001 per share with such designations, voting and other rights and preferences as may be determined from time to time by the Board of Directors. As of June 30, 2026 and September 30, 2025, there were no preferred shares issued and outstanding.
Class A Ordinary Shares
The Company is authorized to issue 200,000,000 Class A ordinary shares with a par value of $0.0001 per share. As of June 30, 2026 and September 30, 2025, there were 710,000 ordinary shares issued or outstanding, excluding 23,000,000 Class A ordinary shares subject to possible redemption, as described above in Note 2 – Class A Ordinary Shares Subject to Possible Redemption. All Class A shares are entitled to one vote per share.
Class B Ordinary Shares
The Company is authorized to issue 20,000,000 Class B ordinary shares with a par value of $0.0001 per share. At June 30, 2026 and September 30, 2025, there were 7,880,000 Class B ordinary shares issued and outstanding. All Class B shares are entitled to one vote per share.